Annual Operating Expenses {- Fidelity® Long-Term Treasury Bond Index Fund} - 02.28 Fidelity Treasury Bond Index Funds Combo Pro-06 - Fidelity® Long-Term Treasury Bond Index Fund - Fidelity Long-Term Treasury Bond Index Fund
Apr. 29, 2021
Operating Expenses:
Management fee	0.03%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.03%